SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

November 22, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	BlackRock Commodity Strategies Fund of BlackRock FundsSM

Post-Effective Amendment No. 765 under the Securities Act of 1933 and

Amendment No. 767 under the Investment Company Act of 1940 to the

Registration Statement on Form N-1A

File Nos. 33-26305 and 811-05742

Ladies and Gentlemen:

BlackRock FundsSM, on behalf of its series BlackRock Commodity Strategies Fund (the “Fund”), hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 765 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 767 under the Investment Company Act of 1940, as amended, to its registration statement on Form N-1A (the “Post-Effective Amendment”) to update the Fund’s financial statements under Section 10(a)(3) of the Securities Act and to make certain other non-material changes which the Fund deemed appropriate.

We have assisted the Fund in the preparation of the Post-Effective Amendment. Pursuant to Rule 485(b)(4) under the Securities Act, we hereby represent to the Securities and Exchange Commission that, to our knowledge, such Post-Effective Amendment does not contain disclosure that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

cc:	Benjamin Archibald

John A. MacKinnon

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.